Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Disclosure of Leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 83,800	$ 81,900
Expense relating to short-term leases for which recognition exemption has been used	200	200
Potential future lease payments not included in lease liabilities (undiscounted)	51,778	53,500
Lease not yet commenced, amount	$ 68,700	$ 132,600
Lease not yet commenced, number of vessel, additions | vessel	1
Lease not yet commenced, term (in years)	5 years
Lease not yet commenced, number of vessels | vessel		1